CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)																								1 Months Ended																	12 Months Ended
	Aug. 31, 2020	Aug. 25, 2020	Aug. 10, 2020	Aug. 05, 2020	Aug. 03, 2020	Jul. 20, 2020	Jul. 17, 2020	Jul. 15, 2020	Jul. 13, 2020	Jul. 09, 2020	Jul. 08, 2020	Jul. 03, 2020	Jun. 22, 2020	Jun. 08, 2020	Jan. 14, 2020	Dec. 23, 2019	Nov. 21, 2019	Sep. 11, 2019	Feb. 04, 2019	Oct. 16, 2018	Sep. 11, 2018	Aug. 31, 2018	Aug. 14, 2018	Nov. 25, 2020	Oct. 20, 2020	Sep. 24, 2020	Sep. 16, 2020	Jun. 22, 2020	Mar. 11, 2020	Feb. 24, 2020	Feb. 05, 2020	Jan. 28, 2020	Jan. 22, 2020	Jan. 13, 2020	Dec. 30, 2019	Dec. 19, 2019	Nov. 25, 2019	Nov. 15, 2019	Oct. 31, 2019	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 09, 2020	Aug. 14, 2019
Convertible Notes Payable (Textual)
Interest expense																																									$ 366,964	$ 188,159
Value of the beneficial conversion feature																																									1,406,369	882,448
Aggregate principal amount																																									$ 2,044,000
Maturity date																																									Feb. 16, 2022
Accrued interest																																										33,057
Repayments of debt																																									$ 104,500
Unamortized debt discount																																										33,485
Amortized of debt discount																																									1,065,879	1,349,071
Extinguishing note																																									$ (433,610)	$ (2,838,599)
Remaining principal and interest outstanding	$ 24,032					$ 59,580
Description of interest on note																																							The note was in default and accrued interest at the default interest rate of 12% per annum and the note holder may require the Company to pay a penalty of 50% of the value of the note outstanding, including default interest.	The note was in default and interest accrued at the default interest rate of 12% per annum and the note holder may require the Company to pay a penalty of 50% of the value of the note outstanding, including default interest.
Description of secured convertible note																																									On July 28, 2020 the registration statement was declared effective and on July 31, 2020, the Company received the additional net proceeds of $262,500. In addition, the Company issued a warrant exercisable over 8,571,429 shares of common stock at an initial exercise price of $0.05 per share.
Power Up Lending Group Ltd. [Member]
Convertible Notes Payable (Textual)
Remaining principal interest						59,580		$ 63,294			$ 90,447
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due November 12, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																	$ 93,000
Description of conversion terms																	The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.
Interest rate																	12.00%
Maturity date																	Nov. 12, 2020
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due December 23, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																$ 63,000
Description of conversion terms																The Company issued a Convertible Promissory Note in the aggregate principal amount of $63,000 to Power up Lending Group Ltd. The note has a maturity date of December 23, 2020 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.
Interest rate																12.00%
Maturity date																Dec. 23, 2020
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due January 22, 2021 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																	$ 43,000
Description of conversion terms																																	The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.
Interest rate																																	12.00%
Maturity date																																	Jan. 22, 2021
Power Up Lending Group Ltd. [Member] | 12% Convertible Notes Payable Due June 22, 2020 [Member]
Convertible Notes Payable (Textual)
Description of conversion terms													The Company received notices of conversion from Power Up Lending Group converting $39,000 of principal into 3,360,149 shares of common stock at an average conversion price of $0.0116. The Company incurred a loss on conversion of $41,096.
Power Up Lending Group Ltd. [Member] | 12% Convertible Notes Payable Due June 14, 2020 [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																												The Company received notices of conversion from Power Up Lending Group converting $39,000 of principal into 3,360,149 shares of common stock at an average conversion price of $0.0116. The Company incurred a loss on conversion of $41,096.
Power Up Lending Group Ltd. [Member] | 10% Convertible Notes Payable Due July 13 2020 [Member]
Convertible Notes Payable (Textual)
Description of conversion terms									The Company issued a Convertible Promissory Note in the aggregate principal amount of $63,000 to Power Up Lending Group Ltd for net proceeds of $60,000 after certain expenses. The note has a maturity date of July 13, 2021 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.
GS Capital Partners, LLC [Member]
Convertible Notes Payable (Textual)
Interest expense						10,418
Remaining principal interest			$ 150,704
Aggregate principal amount						$ 35,000
Description of conversion terms																			The Company issued a Convertible Promissory Note in the aggregate principal amount of $96,000 to GS Capital Partners LLC. The note has a maturity date of February 4, 2020 and a coupon of 8% per annum. The Company may not prepay the note. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.													The remaining principal balance of $10,000 plus accrued interest thereon of $17,741was converted into 1,132,764 shares of common stock at a conversion price of $0.02449, thereby extinguishing the note.
Accrued interest															$ 33,030
Repayments of debt															$ 48,000																				$ 90,000	$ 48,000
Conversion price						$ 0.0083
Shares issued						5,466,723
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Convertible Notes Payable (Textual)
Interest expense																		$ 3,945
Aggregate principal amount																		$ 50,000					$ 150,000
Description of conversion terms																							The outstanding principal amount of the note was convertible at any time after the six-month anniversary of the note, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.						The Company received a conversion notice from Crown Bridge Partners, converting an aggregate principal amount of $7,586 and fees thereon of $500, at a conversion price of $0.01444 into 560,000 shares of common stock.
Interest rate																		24.00%					8.00%																					24.00%
Maturity date																							Aug. 14, 2019
Description of payment																							The Company had the right to prepay the note up to 180 days.
Description of reverse stock split																		The Company received notices of conversion from GS Capital Partners converting $50,000 of principal and $3,945 of interest into 17,432,265 pre reverse split (1,743,227 post reverse split that was effected in November 2019) shares of common stock at an average conversion price of $0.00309 pre reverse stock split ($0.031 post reverse stock split that was effected in November 2019) per share.
Loss on conversion																		$ 56,315
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																					$ 150,000
Description of conversion terms																					The outstanding principal amount of the note was convertible at any time after the six month anniversary of the note, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Interest rate																					8.00%
Maturity date																					Aug. 14, 2019
Crown Bridge Partners [Member]
Convertible Notes Payable (Textual)
Remaining principal interest	$ 31,587
Crown Bridge Partners [Member] | 8% Convertible Notes Payable Due August 31, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																						$ 27,500
Description of conversion terms																						The Company had the right to prepay the note for the first 180 days, subject to a penalty ranging from 10% to 35% of the prepayment, dependent upon the timing of the prepayment. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.
Interest rate																						8.00%
Maturity date																						Aug. 31, 2019
Crown Bridge Partners [Member] | 8% Convertible Notes Payable Due October 16, 2019 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																				$ 27,500
Description of conversion terms																				The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous fifteen (15) trading days.
Interest rate																				8.00%
Maturity date																				Oct. 16, 2019
Odyssey Funding, LLC [Member]
Convertible Notes Payable (Textual)
Extinguishing note					$ 207,421		$ 152,349
Odyssey Funding, LLC [Member] | Convertible Promissory Note Due November 15, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																						$ 200,000
Description of conversion terms																																						The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																																						10.00%
Maturity date																																						Nov. 15, 2020
Odyssey Funding, LLC [Member] | Convertible Promissory Note Due January 13, 2021 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																		$ 100,000
Description of conversion terms																																		The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																																		10.00%
Maturity date																																		Jan. 13, 2021
Black Ice Advisors, LLC [Member]
Convertible Notes Payable (Textual)
Description of conversion terms														The Company received notices of conversion from Black Ice Advisors, LLC converting $37,000 of principal into 1,970,588 shares of common stock at an average conversion price of $0.0188. The Company incurred a loss on conversion of $38,371.
Extinguishing note										$ 25,975
Black Ice Advisors, LLC [Member] | Convertible Promissory Note Due November 25, 2020 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																					$ 52,500
Description of conversion terms																																					The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																																					10.00%
Maturity date																																					Nov. 25, 2020
Adar Alef, LLC [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																																											$ 55,563
Shares issued																																											5,556,250
Penalty interest				$ 78,765
Adar Alef, LLC [Member] | Convertible Promissory Note Due February 5, 2021 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																															$ 105,000
Description of conversion terms																															The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																															10.00%
Maturity date																															Feb. 05, 2021
LG Capital Funding, LLC [Member]
Convertible Notes Payable (Textual)
Extinguishing note		$ 119,819
LG Capital Funding, LLC [Member] | Convertible Promissory Note Due February 24, 2021 [Member]
Convertible Notes Payable (Textual)
Aggregate principal amount																														$ 78,750
Description of conversion terms																														The Company had the right to prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Interest rate																														10.00%
Maturity date																														Feb. 24, 2021
Cavalry Fund LLP [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																									The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Interest rate												10.00%
Maturity date												Jun. 30, 2021														Sep. 24, 2021
Accrued interest																																									$ 63,553
Unamortized debt discount																																									$ 40,502
Conversion price												$ 0.035														$ 0.035
Net proceeds												$ 246,600														$ 99,750
Senior secured convertible note												300,000														114,000
Original issue discount												$ 37,500														$ 14,000
Original issue discount rate												12.50%														10.00%
Warrant exercisable												8,571,428														3,257,143
Exercise price per share												$ 0.05														$ 0.05
Cavalry Fund LLP [Member] | Convertible Prommisory Note [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																									The Initial Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Initial Note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Initial Note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Accrued interest																																									$ 157,149
Net proceeds																																									$ 157,892
Cavalry Fund LLP [Member] | Convertible Prommisory Note [Two]
Convertible Notes Payable (Textual)
Description of conversion terms																																									The second Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the second Note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest.
Accrued interest																																									$ 217,248
Unamortized debt discount																																									99,502
Senior secured convertible note																																									$ 300,000
Cavalry Fund LLP [Member] | Convertible Prommisory Note Three [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																									The Third Note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the Third Note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The Third Note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Accrued interest																																									$ 33,669
Unamortized debt discount																																									$ 83,392
Cavalry Fund LLP [Member] | 10% Convertible Notes Payable Due August 5, 2021 [Member]
Convertible Notes Payable (Textual)
Interest rate																									10.00%
Conversion price																									$ 0.035
Net proceeds																									$ 100,000
Warrant exercisable																									2,857,143
Exercise price per share																									$ 0.05
Mercer Street Global Opportunity Fund, LLC [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																									The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Interest rate					10.00%
Maturity date																																									Aug. 03, 2021
Accrued interest																																									$ 288,895
Unamortized debt discount																																									$ 127,543
Conversion price					$ 0.035
Net proceeds					$ 350,000
Senior secured convertible note					400,000
Original issue discount					$ 50,000
Warrant exercisable					11,428,571
Exercise price per share					$ 0.05
Pinz Capital Special Opportunities Fund LP [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																									The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Maturity date				Aug. 05, 2021
Conversion price				$ 0.035
Net proceeds				$ 87,500
Senior secured convertible note				100,000
Original issue discount				$ 12,500
Warrant exercisable				2,857,143
Exercise price per share				$ 0.05
Iroquois Master Fund Ltd. [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																									The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Interest rate																											10.00%
Maturity date																											Sep. 16, 2021
Accrued interest																																									$ 72,835
Unamortized debt discount																																									$ 161,786
Conversion price																											$ 0.035
Net proceeds																											$ 199,500
Senior secured convertible note																											228,000
Original issue discount																											$ 28,500
Warrant exercisable																											6,514,286
Exercise price per share																											$ 0.05
Mark Geist [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																									The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Accrued interest																																									$ 6,206
Unamortized debt discount																																									$ 22,958
Mark Geist [Member] | 10% Convertible Notes Payable Due October 20, 2021 [Member]
Convertible Notes Payable (Textual)
Interest rate																									10.00%
Maturity date																									Oct. 20, 2021
Conversion price																									$ 0.035
Net proceeds																									$ 25,025
Senior secured convertible note																									28,600
Original issue discount																									$ 3,575
Warrant exercisable																									817,143
Exercise price per share																									$ 0.05
Bellridge Capital LP., [Member]
Convertible Notes Payable (Textual)
Description of conversion terms																																									The note may be prepaid at any time for the first 90 days at face value plus accrued interest. From day 91 through day 180, the note may be prepaid in an amount equal to 115% of the principal amount plus accrued interest. From day 181 through day 365, it may be prepaid in an amount equal to 125% of the principal amount plus accrued interest. The note contains certain covenants, such as restrictions on: (i) distributions on capital stock, (ii) stock repurchases, and (iii) sales and the transfer of assets.
Accrued interest																																									$ 31,029
Unamortized debt discount																																									$ 257,792
Bellridge Capital LP., [Member] | 10% Convertible Notes Payable Due November 25, 2021 [Member]
Convertible Notes Payable (Textual)
Interest rate																								10.00%
Maturity date																								Nov. 25, 2021
Conversion price																								$ 0.035
Net proceeds																								$ 250,250
Senior secured convertible note																								286,000
Original issue discount																								$ 35,750
Warrant exercisable																								8,171,429
Exercise price per share																								$ 0.05